Note 4 - Summary of Significant Accounting Policies - Anti-dilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Anti-dilutive securities (in shares)	5,242,910	4,177,922	5,166,910	3,451,355
Share-based Payment Arrangement [Member]
Anti-dilutive securities (in shares)	1,745,811	1,032,211	1,744,811	1,032,211
Convertible Debt Securities [Member]
Anti-dilutive securities (in shares)		636,234		383,947
Warrant [Member]
Anti-dilutive securities (in shares)	3,497,099	2,509,477	3,422,099	2,035,197